The Lincoln National Life Insurance Company:

              Lincoln Life Flexible Premium Variable Life Account M Lincoln Life Flexible Premium Variable Life Account R Lincoln Life Flexible Premium Variable Life Account S


                   Lincoln Life & Annuity Company of New York:

         Lincoln Life & Annuity Flexible Premium Variable Life Account M LLANY Separate Account R for Flexible Premium Variable Life Insurance LLANY Separate Account S for Flexible Premium Variable Life Insurance



                       Supplement Dated September 25, 2006
                         To the Prospectus for Products:

           Lincoln CVUL                             Lincoln VULone2005
           Lincoln CVUL Series III                  Lincoln Momentum VULone
           Lincoln VUL-I                            Lincoln Momentum VULone2005
           Lincoln VULCV                            Lincoln MoneyGuard VUL
           Lincoln VULCV-II                         Lincoln SVUL
           Lincoln VULCV-II Flex                    Lincoln SVUL-I
           Lincoln VULCV-III                        Lincoln SVUL-II
           Lincoln VULCV-IV                         Lincoln SVUL-III
           Lincoln VULDB                            Lincoln SVUL-IV
           Lincoln VULDB-II                         Lincoln Corporate Variable 4
           Lincoln VULDB-IV                         Lincoln Corporate Variable 5
           Lincoln VULone


The information in this supplement updates and amends certain information contained in the last Product Prospectus you received. Keep this supplement with your Prospectus for reference.

With regard to information appearing under the heading "Funds" (Delaware VIP Trust) of the prospectus:

         Effective September 25, 2006, Mondrian Investment Partners Limited no longer serves as sub-advisor to the Delaware Emerging Market Series.





















SUPP-06.26